UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811- 21141

                                OPTIMUM Q FUNDS
               (Exact name of registrant as specified in charter)

                            125 CAMBRIDGEPARK DRIVE
                              CAMBRIDGE, MA 02140
              (Address of principal executive offices) (Zip code)

                                  JOHN SHERMAN
                            125 CAMBRIDGEPARK DRIVE
                              CAMBRIDGE, MA 02140
                    (Name and address of agent for service)

                                 (617)-234-2200
               Registrant's telephone number, including area code

Date of fiscal year end: JULY 31, 2004

Date of reporting period:  JANUARY 31, 2004

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                             (OPTIMUM Q FUNDS LOGO)

                               Semi-Annual Report
                                January 31, 2004

                          Optimum Q-All Cap Core Fund
                         Optimum Q-Balanced Growth Fund
                      Optimum Q-Capital Conservation Fund

                               TABLE OF CONTENTS

Letter From the Manager

Schedule of Investments
  All Cap Core Fund                                                          1
  Balanced Growth Fund                                                       6
  Capital Conservation Fund                                                 15

Statement of Assets and
  Liabilities                                                               22

Statement of Operations                                                     24

Statement of Changes in
  Net Assets                                                                25

Financial Highlights                                                        28

Notes to Financial Statements                                               31

Letter From the President

Dear Shareholder:

As detailed in the pages of this report, the performance of our strategies over the six-month period ended January 31, 2004 has been solid and, not surprisingly, growth in our assets under management has continued. The Funds are benefiting from a steady stream of add-on investments from current investors and by attracting new dollars from investors who are only just becoming aware of our Fund Family's offerings. The volatile markets of the past few years appear to have renewed investor appetites for diversified strategies such as ours, available within a single fund family; and the timing of our entry into the mutual fund arena sixteen months ago has been most opportune.

With the aid of an aggressive package of fiscal and monetary policy stimulus, the economy clearly turned a corner over the last six months. Uncertainties surrounding the state of the economy shifted from questions regarding when the recovery would commence to whether the current growth rate is sustainable and when new job creation will emerge. Equity markets continued the rally that began in the spring of last year, with the benchmark S&P 500 Index returning 15.23% for the six-months ending January 31, 2004. Improved corporate profits, solid productivity growth, low financing costs and a more optimistic general outlook all contributed to the market's gains. Although the positive performance was broad-based, market leadership rested with the smallest, most speculative issuers.

Bond markets had a number of noteworthy developments - some with potentially conflicting consequences in terms of their impact on the direction of interest rates - including currency market swings, foreign government intervention, deflationary fears and the aforementioned evidence of an improving economy. Perhaps the most talked about issue was a shift in Federal Reserve language from a pledge that rates could remain unchanged for a 'considerable period' to a possibly even more ambiguous statement that the Fed can be 'patient in removing its policy accommodation'. Against this backdrop, rates somewhat surprisingly settled into a range moderately higher than the extreme low levels of last summer.

With the winds of an improving, if still somewhat unsteady, domestic economy at our back we look forward to a prosperous period for the markets and for our strategies in particular. We are thankful for your support and interested in any thoughts or questions you have about this report, our strategies or our Fund Family in general. As always, please feel free to call us at 1-866-784-6867 (1-86-OPTIMUMQ) or visit our web site at www.optimumqfunds.com.

Performance data quoted represents past performance and is no guarantee of future results. Please refer to the following pages for complete performance information.

Best regards,

/s/R. Schorr Berman

R. Schorr Berman
President

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment companies including investment objectives, risks, charges and expenses.

Mutual fund investing involves risk. Principal loss is possible. Indices mentioned are unmanaged and are commonly used to measure the performance of U.S. Securities. One cannot invest directly in an index.

Quasar Distributors, LLC, Distributor 03/04

                Optimum Q TM All Cap Core                   Lipper Multi-Cap
     Date         Fund - Memorial Class      Russell 3000    Core Fund Index
     ----         ---------------------      ------------    ---------------
   10/1/2002             $10,000               $10,000           $10,000
   1/31/2003             $10,534               $10,538           $10,453
   7/31/2003             $11,775               $12,454           $12,268
   1/31/2004             $13,993               $14,453           $14,289

Optimum Q TM All Cap Core Fund--Memorial Class

This hypothetical chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIODS ENDED JANUARY 31, 2004

                                                                                     ANNUALIZED
                                                          SIX          ONE        SINCE INCEPTION
                                                         MONTHS       YEAR       (OCTOBER 1, 2002)
                                                         ------       ----       -----------------
Optimum Q TM All Cap Core Fund--Memorial Class           18.83%      32.83%            28.63%
Russell 3000 Index                                       16.05%      37.15%            31.71%
Lipper Multi-Cap Core Fund Index                         16.48%      36.71%            30.70%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-86-OPTIMUMQ.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund may also invest in small- and medium capitalization companies, which tend to have limited liquidity and greater price volatility than large capitalization companies.

The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Lipper Multi-Cap Core Fund Index is the average of the 30 largest funds in the Lipper Multi-Cap Core Funds category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted average basis) above 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap Core funds have more latitude in the companies in which they invest. These Funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

One cannot invest directly in an index.

ALL CAP CORE FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 18.83%, besting both the 16.05% return for the Russell 3000 Index and the 16.48% result for the Lipper Multi Cap Core Index for the six months ended January 31, 2004. We believe that this result was exceptional. Generally with our focus on companies with strong fundamentals, we would not expect to outperform in periods when more speculative issues lead the market, such as occurred over the last six months when the NASDAQ Composite Index returned 19.39%. We are optimistic that over time, superior stock selection should enable the strategy to participate on the upside while providing protection in down markets.

Relative to its benchmark, the Russell 3000 Index, the Fund was overweight value stocks throughout the period which helped results as these issues outperformed growth stocks. Although an underweight position in small capitalization stocks somewhat hindered performance, a more significant overweight in mid-capitalization stocks helped. Overweight positions in the financial services and energy sectors boosted returns as interest rates stabilized and energy prices surged late in the period, helping these sectors to outperform. Investments in health care companies performed poorly, although there was some improvement in the month of January.

The Fund's portfolio continues to favor value investments over growth and it is underweight small capitalization companies while overweighting mid- and to a lesser extent large capitalization stocks. Overweight positions in financial services and energy companies are still in place, while the Fund's most significant underweight positions are in the technology and capital goods sectors. Whether speculative issues remain in favor or the market reverts back to fundamentals, the Fund will strive for strong risk-adjusted returns through disciplined, fundamentally based stock selection.

Performance data quoted represents past performance and is no guarantee of future results. Please refer to the prior page for complete performance information.

Sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

                      Optimum Q TM                          Lipper Balanced
     Date         Balanced Growth Fund       S&P 500          Fund Index
     ----         --------------------       -------          ----------
   10/1/2002             $10,000             $10,000            $10,000
   1/31/2003             $10,292             $10,560            $10,389
   7/31/2003             $11,418             $12,333            $11,509
   1/31/2004             $13,163             $14,211            $12,838

Optimum Q TM Balanced Growth Fund

This hypothetical chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIODS ENDED JANUARY 31, 2004

                                                                                     ANNUALIZED
                                                          SIX          ONE        SINCE INCEPTION
                                                         MONTHS       YEAR       (OCTOBER 1, 2002)
                                                         ------       ----       -----------------
Optimum Q TM Balanced Growth Fund                        15.28%      27.90%            22.87%
S&P 500 Index                                            15.23%      34.57%            30.06%
Lipper Balanced Fund Index                               11.55%      23.58%            20.61%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-86-OPTIMUMQ.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund may also invest in small- and medium capitalization companies, which tend to have limited liquidity and greater price volatility than large capitalization companies. The Fund may also invest in foreign securities, which may involve greater volatility and political, economic and currency risks and differences in accounting methods.

The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

The Lipper Balanced Fund Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of at least 50% in equity securities and at least 25% in fixed income securities. Typically the equity/bond ratio is approximately 60%/40%.

One cannot invest directly in an index.

BALANCED GROWTH FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 15.28% over the last six months, outpacing the 11.55% return for the Lipper Balanced Fund Index and the 15.23% return for the S&P 500 Index. The small outperformance compared to the S&P 500 is pleasantly surprising. Typically, we would expect the Fund to underperform a broad equity index such as the S&P 500 in a strong bull market. This is because the Fund is not just invested in domestic equities but is diversified across other asset classes in hopes of generating higher risk adjusted returns over the long run. In this particular period, returns on the Fund's domestic equity, real estate and international equity investments all exceeded the return on the S&P 500 Index, enabling the Fund to post better results.

The Fund's largest allocation over the period was to U.S. equities, which were targeted at 50% of Fund assets. These investments, which are managed under our proprietary All Cap Core strategy, outperformed the Russell 3000 Index in a Strong, Low-quality rally. The Fund's investments in Real Estate Investment Trusts ("REITs") returned more than 20%, benefiting from a rally in the sector and, in particular, from an overweight position in companies that invest in retail and industrial properties. The Fund's allocation to international equities, in our opinion, also performed well, providing a desirable hedge against a declining dollar. The Fund's bond investments had more modest results as we maintained a somewhat defensive position against rising interest rates. The allocation to corporate securities within the Fund's portfolio increased during the period as we grew more comfortable with the prospects for an economic recovery.

Stimulative fiscal and monetary policies, improving growth and profitability and still benign inflationary signals all suggest that we should continue to enjoy a positive investment environment over the near term. The Fund's allocation to bonds will likely be maintained at 20%, which is at the low end of our normal range, given our view that prospects for the class are hindered by the low level of current rates and the potential for higher rates in the intermediate term. REIT investments will likely be modestly scaled back from the current 15% target allocation, as valuations increasingly appear to be getting somewhat ahead of the fundamentals.

Performance data quoted represents past performance and is no guarantee of future results. Please refer to the prior page for complete performance information.

Sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

                                                             Lipper Short-Term
             Optimum Q TM Capital      Citigroup Salomon      Investment Grade
     Date      Conservation Fund     1-Year Treasury Index      Funds Index
     ----      -----------------     ---------------------      -----------
   10/1/2002        $10,000                 $10,000               $10,000
   1/31/2003        $10,017                 $10,072               $10,126
   7/31/2003        $10,082                 $10,145               $10,233
   1/31/2004        $10,159                 $10,223               $10,411

Optimum Q TM Capital Conservation Fund

This hypothetical chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIODS ENDED JANUARY 31, 2004

                                                                                     ANNUALIZED
                                                          SIX          ONE        SINCE INCEPTION
                                                         MONTHS       YEAR       (OCTOBER 1, 2002)
                                                         ------       ----       -----------------
Optimum Q TM Capital Conservation Fund                   0.78%        0.95%            1.21%
Citigroup Salomon 1-Year Treasury Index                  0.77%        1.51%            1.67%
Lipper Short-Term Investment
  Grade Funds Index                                      1.74%        2.82%            3.07%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-86-OPTIMUMQ.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Citigroup Salomon 1-Year Treasury Benchmark Index ("Citigroup Salomon 1-Year Treasury Index") is an unmanaged index generally representative of the average yield on one-year Treasury bills.

The Lipper Short-Term Investment Grade Funds Index is the average of the 30 largest funds in the Lipper Short-Term Investment Grade funds category. These Funds, by portfolio practice, invest primarily in investment grade debt issues (rated in top four grades) with dollar weighted average maturities of six months to three years.

One cannot invest directly in an index.

CAPITAL CONSERVATION FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund weathered a difficult period over the past six months to generate a return of 0.78%. This result kept pace with the Citigroup Salomon 1-Year Treasury Index, which yielded 0.77%, but trailed the more aggressive Lipper Short-Term Investment Grade Funds Index which returned 1.74%. This relative performance is consistent with what we would expect in such an environment. In light of the current low level of interest rates, we have positioned the Fund conservatively to enable it to withstand the seemingly inevitable increase in interest rates that is expected as the economy improves. One measure of the cost of this strategy is the relative underperformance compared to the Lipper Index over the period, but it positions the Fund to achieve its primary objective of conserving capital when interest rates follow the economy upward.

After the extreme volatility in interest rates during the summer of 2003, the Fund's investments in mortgage backed securities, its largest allocation, experienced poor results early in the period as prepayments surged and valuations fell. This performance reversed itself in the months of December and January, when the majority of the Fund's return for the period was generated, as higher mortgage rates and lower volatility led to slower prepayments and improved results. This is exactly the performance expected of this segment of the Fund in such an environment and is an indication of why we favor such assets while the threat of higher rates looms on the horizon.

Although tangible signs of an improving economy are increasingly evident, the lack of new job creation and low level of inflation has allowed the Federal Reserve to maintain rates at historically low levels. With this landscape in mind we will maintain the Fund's duration, a measure of exposure to changes in interest rates, in the 1.3 to 1.5 year range, and will continue to emphasize seasoned mortgages with good prospects in a rising rate environment. Additionally, we will seek to benefit from the current steepness of the short-end of the interest rate curve by implementing roll-down trades where securities can appreciate in value over time as they reprice at lower yields.

Performance data quoted represents past performance and is no guarantee of future results. Please refer to the prior page for complete performance information.

Sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

OPTIMUM Q TM FUNDS--ALL CAP CORE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
             COMMON STOCKS                                 97.74%

             AIRLINES                                 0.14%
     1,800   Alaska Air Group, Inc.*<F1>                           $    50,040

             BANKING                                  7.93%
    11,200   SunTrust Banks, Inc.                                      810,432
    10,700   UnionBanCal Corporation                                   568,063
    27,300   Wells Fargo & Company                                   1,567,293
                                                                   -----------
                                                                     2,945,788
                                                                   -----------

             BIOTECHNOLOGY                            0.95%
       700   Chiron Corporation*<F1>                                    36,190
     4,100   Invitrogen Corporation*<F1>                               315,700
                                                                   -----------
                                                                       351,890
                                                                   -----------

             BUILDING & HOUSING                       3.56%
       700   Beazer Homes USA, Inc.                                     65,261
       700   Centex Construction Products Inc.*<F1>                     38,843
     4,000   Centex Corporation                                        423,600
     3,300   KB HOME                                                   222,882
       955   M.D.C. Holdings, Inc.                                      59,831
       300   NVR, Inc.*<F1>                                            130,350
     8,800   Pulte Homes, Inc.                                         379,632
                                                                   -----------
                                                                     1,320,399
                                                                   -----------

             COMMUNICATIONS EQUIPMENT                 0.22%
     2,400   ADTRAN, Inc.                                               82,608
                                                                   -----------

             COMPUTERS                                1.80%
    12,400   Apple Computer, Inc.*<F1>                                 279,744
     3,900   International Business
               Machines Corporation                                    386,997
                                                                   -----------
                                                                       666,741
                                                                   -----------

             CONSUMER PRODUCTS                        4.14%
    15,200   The Proctor & Gamble Company                            1,536,416
                                                                   -----------

             CONSUMER SERVICES                        1.34%
     8,600   H&R Block, Inc.                                           498,198
                                                                   -----------

             DIVERSIFIED MANUFACTURING                0.50%
     3,500   Textron Inc.                                              186,480
                                                                   -----------

             DRUGS                                    3.74%
     1,200   Kos Pharmaceuticals, Inc.*<F1>                             61,212
    27,900   Merck & Co. Inc.                                        1,328,040
                                                                   -----------
                                                                     1,389,252
                                                                   -----------

             E-COMMERCE                               1.88%
    13,800   Amazon.com, Inc.*<F1>                                     696,624
                                                                   -----------

             EDUCATION                                2.78%
    12,300   Apollo Group, Inc.--Class A*<F1>                          913,398
     1,900   Corinthian Colleges, Inc.*<F1>                            118,351
                                                                   -----------
                                                                     1,031,749
                                                                   -----------

             ELECTRONICS                              0.92%
   341,458   Harman International
               Industries, Incorporated                                341,458
                                                                   -----------

             FINANCIAL SERVICES                       9.93%
     1,500   Affiliated Managers Group, Inc.*<F1>                      127,200
     5,000   The Bear Stearns Companies Inc.                           411,750
     5,200   Citigroup Inc.                                            257,296
    20,200   Fannie Mae                                              1,557,420
    13,400   The Goldman Sachs Group, Inc.                           1,333,970
                                                                   -----------
                                                                     3,687,636
                                                                   -----------

             HEALTHCARE SERVICES & SUPPLIES           5.49%
     1,300   Kindred Healthcare, Inc.*<F1>                              72,774
    27,500   UnitedHealth Group Incorporated                         1,674,200
     3,500   Varian Medical Systems, Inc.*<F1>                         290,290
                                                                   -----------
                                                                     2,037,264
                                                                   -----------

             INSURANCE                               10.24%
    36,350   The Allstate Corporation                                1,652,471
     1,400   LandAmerica Financial Group, Inc.                          76,384
     1,200   Lincoln National Corporation                               52,980
    10,400   MBIA Inc.                                                 655,200
    10,575   Old Republic International Corporation                    273,575
     2,000   Principal Financial Group, Inc.                            69,400
       400   The Progressive Corporation                                33,060
       850   Protective Life Corporation                                30,090
     7,200   Prudential Financial, Inc.                                313,200
       900   Reinsurance Group of America, Incorporated                 35,649
     7,000   SAFECO Corporation                                        304,710
     1,250   Stewart Information Services Corporation                   58,438
     5,200   Torchmark Corporation                                     246,688
                                                                   -----------
                                                                     3,801,845
                                                                   -----------

             LEISURE & GAMING                         2.37%
    18,100   International Game Technology                             678,026
     4,300   Mandalay Resort Group                                     201,541
                                                                   -----------
                                                                       879,567
                                                                   -----------

             METALS                                   1.85%
     6,300   Phelps Dodge Corporation*<F1>                             476,721
     6,200   United States Steel Corporation                           211,110
                                                                   -----------
                                                                       687,831
                                                                   -----------

             NETWORKING PRODUCTS                      4.26%
    61,700   Cisco Systems,  Inc.*<F1>                               1,581,988
                                                                   -----------

             OIL & GAS                                8.89%
    18,800   Anadarko Petroleum Corporation                            938,120
     7,700   Kerr-McGee Corporation                                    375,144
    21,900   Marathon Oil Corporation                                  711,312
       900   Noble Energy, Inc.                                         39,780
    28,100   Occidental Petroleum Corporation                        1,237,805
                                                                   -----------
                                                                     3,302,161
                                                                   -----------

             PAPER                                    0.19%
     1,900   Potlatch Corporation                                       70,870
                                                                   -----------

             RESTAURANTS                              0.20%
     2,000   CBRL Group, Inc.                                           75,060
                                                                   -----------

             RETAIL                                   7.29%
     3,800   Advance Auto Parts, Inc.*<F1>                             147,896
     6,350   AutoZone, Inc.*<F1>                                       535,432
    12,900   Federated Department Stores, Inc.                         612,492
    34,700   The Home Depot, Inc.                                    1,230,809
     2,700   The Men's Wearhouse, Inc.*<F1>                             62,883
     2,100   The Neiman Marcus Group, Inc.--Class A                    115,920
                                                                   -----------
                                                                     2,705,432
                                                                   -----------

             SAVINGS & LOANS                          2.99%
       350   Astoria Financial Corporation                              13,814
     1,300   Commercial Federal Corporation                             36,062
     7,700   Golden West Financial Corporation                         798,721
     5,900   Washington Mutual, Inc.                                   261,370
                                                                   -----------
                                                                     1,109,967
                                                                   -----------

             SEMICONDUCTORS                           4.44%
    51,000   Intel Corporation                                       1,560,600
     1,700   Silicon Laboratories Inc.*<F1>                             87,159
                                                                   -----------
                                                                     1,647,759
                                                                   -----------

             SOFTWARE                                 1.45%
     1,900   Adobe Systems Incorporated                                 73,074
     3,000   Electronic Arts Inc.*<F1>                                 140,580
    11,800   Microsoft Corporation                                     326,270
                                                                   -----------
                                                                       539,924
                                                                   -----------

             TEXTILES & APPAREL                       0.89%
     4,400   NIKE, Inc.--Class B                                       306,504
       500   The Timberland Company--Class A*<F1>                       24,910
                                                                   -----------
                                                                       331,414
                                                                   -----------

             UTILITY--ELECTRIC                        2.81%
    13,900   Entergy Corporation                                       812,872
     3,000   Peabody Energy Corporation                                120,090
     3,350   Wisconsin Energy Corporation                              110,852
                                                                   -----------
                                                                     1,043,814
                                                                   -----------

             UTILITY--GAS                             0.19%
     1,600   Energen Corporation                                        68,800
                                                                   -----------

             UTILITY--TELEPHONE                       4.36%
    43,900   Verizon Communications Inc.                             1,618,154
                                                                   -----------
             TOTAL COMMON STOCKS
               (COST $31,137,818)                                   36,287,129
                                                                   -----------

             SHORT-TERM INVESTMENTS                         2.84%

             MONEY MARKET MUTUAL FUNDS                2.84%
 1,055,138   SEI Daily Income Trust
               Government Fund--Class B                              1,055,138
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $1,055,138)                                     1,055,138
                                                                   -----------
             TOTAL INVESTMENT
               IN SECURITIES                              100.58%
               (COST 32,192,956)                                    37,342,267
                                                                   -----------
             LIABILITIES,  LESS
               OTHER ASSETS                                (0.58%)    (215,422)
                                                                   -----------
             NET ASSETS                                   100.00%  $37,126,845
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security

                       See notes to financial statements.

OPTIMUM Q TM FUNDS--BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
             COMMON STOCKS                                 65.98%

             AIRLINES                                 0.08%
     1,500   Alaska Air Group, Inc.*<F2>                           $    41,700
                                                                   -----------

             BANKING                                  4.09%
    11,100   SunTrust Banks, Inc.                                      803,196
     4,300   UnionBanCal Corporation                                   228,287
    20,600   Wells Fargo & Company                                   1,182,646
                                                                   -----------
                                                                     2,214,129
                                                                   -----------

             BIOTECHNOLOGY                            0.45%
     3,200   Invitrogen Corporation*<F2>                               246,400
                                                                   -----------

             BUILDING & HOUSING                       1.91%
       200   Beazer Homes USA, Inc.                                     18,646
       500   Centex Construction Products Inc.*<F2>                     27,745
     3,650   Centex Corporation                                        386,535
     2,650   KB HOME                                                   178,981
       300   NVR, Inc.*<F2>                                            130,350
     6,800   Pulte Homes, Inc.                                         293,352
                                                                   -----------
                                                                     1,035,609
                                                                   -----------

             COMPUTERS                                0.46%
    10,200   Apple Computer, Inc.*<F2>                                 230,112
       200   International Business
               Machines Corporation                                     19,846
                                                                   -----------
                                                                       249,958
                                                                   -----------

             COMPUTER PERIPHERALS                     0.02%
       400   Electronics for Imaging, Inc.*<F2>                         10,708
                                                                   -----------

             CONSUMER PRODUCTS                        2.23%
    11,950   The Proctor & Gamble Company                            1,207,906
                                                                   -----------

             CONSUMER SERVICES                        0.47%
     4,400   H&R Block, Inc.                                           254,892
                                                                   -----------

             DIVERSIFIED MANUFACTURING                0.74%
     7,500   Textron Inc.                                              399,600
                                                                   -----------

             DRUGS                                    1.99%
       400   Kos Pharmaceuticals, Inc.*<F2>                             20,404
    22,200   Merck & Co. Inc.                                        1,056,720
                                                                   -----------
                                                                     1,077,124
                                                                   -----------

             E-COMMERCE                               1.05%
    11,300   Amazon.com, Inc.*<F2>                                     570,424
                                                                   -----------

             EDUCATION                                1.57%
     9,950   Apollo Group, Inc.--Class A*<F2>                          738,887
     1,750   Corinthian Colleges, Inc.*<F2>                            109,008
                                                                   -----------
                                                                       847,895
                                                                   -----------

             ELECTRONICS                              0.52%
     3,800   Harman International
               Industries, Incorporated                                282,074
                                                                   -----------

             FINANCIAL SERVICES                       5.36%
     1,100   Affiliated Managers Group, Inc.*<F2>                       93,280
     4,800   The Bear Stearns Companies Inc.                           395,280
     4,000   Citigroup Inc.                                            197,920
    15,350   Fannie Mae                                              1,183,485
    10,400   The Goldman Sachs Group, Inc.                           1,035,320
                                                                   -----------
                                                                     2,905,285
                                                                   -----------

             HEALTHCARE SERVICES & SUPPLIES           3.00%
     1,000   Kindred Healthcare, Inc.*<F2>                              55,980
    21,300   UnitedHealth Group Incorporated                         1,296,744
     3,300   Varian Medical Systems, Inc.*<F2>                         273,702
                                                                   -----------
                                                                     1,626,426
                                                                   -----------

             INSURANCE                                5.51%
    28,750   The Allstate Corporation                                1,306,975
     1,150   LandAmerica Financial Group, Inc.                          62,744
     7,900   MBIA Inc.                                                 497,700
     7,050   Old Republic International Corporation                    182,384
     1,100   Protective Life Corporation                                38,940
     7,100   Prudential Financial, Inc.                                308,850
     6,900   SAFECO Corporation                                        300,357
       950   Stewart Information Services Corporation                   44,413
     5,150   Torchmark Corporation                                     244,316
                                                                   -----------
                                                                     2,986,679
                                                                   -----------

             LEISURE & GAMING                         1.42%
    16,100   International Game Technology                             603,106
     3,600   Mandalay Resort Group                                     168,732
                                                                   -----------
                                                                       771,838
                                                                   -----------

             METALS                                   1.01%
     5,100   Phelps Dodge Corporation*<F2>                             385,917
     4,800   United States Steel Corporation                           163,440
                                                                   -----------
                                                                       549,357
                                                                   -----------

             NETWORKING PRODUCTS                      2.18%
    46,000   Cisco Systems,  Inc.*<F2>                               1,179,440
                                                                   -----------

             OIL & GAS                                4.81%
    13,700   Anadarko Petroleum Corporation                            683,630
     5,900   Kerr-McGee Corporation                                    287,448
    18,100   Marathon Oil Corporation                                  587,888
     1,400   Noble Energy, Inc.                                         61,880
    22,350   Occidental Petroleum Corporation                          984,517
                                                                   -----------
                                                                     2,605,363
                                                                   -----------

             PAPER                                    0.06%
       900   Potlach Corporation                                        33,570
                                                                   -----------

             REAL ESTATE INVESTMENT TRUSTS           14.05%
    14,500   Archstone-Smith Trust                                     397,735
     9,500   Boston Properties, Inc.                                   475,285
    17,600   Brookfield Properties Corporation(1)<F3>                  507,408
     6,400   CenterPoint Properties Trust                              512,640
    12,800   Duke Realty Corporation                                   420,736
    13,500   Equity Residential                                        392,850
     5,800   Federal Realty Investment Trust                           239,482
    19,200   General Growth Properties, Inc.                           576,000
     6,600   Health Care Property Investors, Inc.                      371,118
     8,100   Hospitality Properties Trust                              338,985
     2,800   iStar Financial Inc.                                      112,056
    10,500   Kimco Realty Corporation                                  484,365
    11,000   The Mills Corp.                                           517,440
     9,700   Plum Creek Timber Company, Inc.                           292,940
    13,000   ProLogis                                                  424,320
     6,000   Public Storage, Inc.                                      285,060
     9,300   Realty Income Corporation                                 383,997
    20,900   United Dominion Realty Trust, Inc.                        386,650
     8,800   Vornado Realty Trust                                      492,360
                                                                   -----------
                                                                     7,611,427
                                                                   -----------

             RESTAURANTS                              0.15%
     2,100   CBRL Group, Inc.                                           78,813
                                                                   -----------

             RETAIL                                   4.13%
     3,200   Advance Auto Parts, Inc.*<F2>                             124,544
     4,950   AutoZone, Inc.*<F2>                                       417,384
   498,540   Federated Department Stores, Inc.                         498,540
    31,200   The Home Depot, Inc.                                    1,106,664
       200   The Men's Wearhouse, Inc.*<F2>                              4,658
     1,600   The Neiman Marcus Group, Inc.--Class A                     88,320
                                                                   -----------
                                                                     2,240,110
                                                                   -----------

             SAVINGS & LOANS                          1.67%
       450   Astoria Financial Corporation                              17,761
     6,700   Golden West Financial Corporation                         694,991
     4,300   Washington Mutual, Inc.                                   190,490
                                                                   -----------
                                                                       903,242
                                                                   -----------

             SEMICONDUCTORS                           2.15%
    38,100   Intel Corporation                                       1,165,860
                                                                   -----------

             SOFTWARE                                 0.76%
     1,600   Electronic Arts Inc.*<F2>                                  74,976
    12,200   Microsoft Corporation                                     337,330
                                                                   -----------
                                                                       412,306
                                                                   -----------

             TEXTILES & APPAREL                       0.06%
       700   The Timberland Company--Class A*<F2>                       34,874
                                                                   -----------

             UTILITY--ELECTRIC                        1.59%
    11,550   Entergy Corporation                                       675,444
     2,500   Peabody Energy Corporation                                100,075
     2,600   Wisconsin Energy Corporation                               86,034
                                                                   -----------
                                                                       861,553
                                                                   -----------

             UTILITY--GAS                             0.13%
     1,600   Energen Corporation                                        68,800
                                                                   -----------

             UTILITY--TELEPHONE                       2.36%
    34,700   Verizon Communications Inc.                             1,279,042
                                                                   -----------
             TOTAL COMMON STOCKS
               (COST $29,265,006)                                   35,752,404
                                                                   -----------

             EXCHANGE TRADED FUNDS                          9.33%
    36,550   iShares MSCI EAFE Index Fund(2)<F4>                     5,055,596
                                                                   -----------
             TOTAL EXCHANGE TRADED FUNDS
               (COST $3,750,382)                                     5,055,596
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             CORPORATE NOTES & BONDS                        5.90%
$  100,000   Air Products and Chemicals, Inc. Notes,
               7.375%, Due 5/1/05                                      106,798
   100,000   Bank of America Corporation Subordinated
               Notes, 7.125%, Due 5/1/06                               110,663
   250,000   The Bear Stearns Companies Inc.
               Medium-Term Floating Rate Notes,
               Series B, 1.42%, Due 6/19/06                            251,059
   250,000   Boeing Capital Corporation Senior
               Notes, 5.65%, Due 5/15/06                               267,070
   100,000   Dominion Resources Inc. Senior
               Notes, 7.625%, Due 7/15/05                              108,053
   200,000   Ford Motor Credit Co. Notes,
               6.875%, Due 2/01/06                                     213,530
   300,000   General Motors Acceptance Corporation
               Notes, 6.125%, Due 2/1/07                               321,125
   300,000   Household Finance Corporation Notes,
               7.20%, Due 7/15/06                                      333,537
   175,000   Lincoln National Corporation Debentures,
               9.125%, Due 10/1/24                                     190,006
   100,000   Masco Corporation Notes,
               6.75%, Due 3/15/06                                      109,027
   250,000   Safeway Inc. Notes, 4.80%, Due 7/16/07                    261,496
   250,000   TCI Communications Inc. Senior Notes,
               6.875%, Due 2/15/06                                     271,044
   200,000   Verizon Global Funding Corp. Notes,
               6.125%, Due 6/15/07                                     219,257
   100,000   Washington Mutual Inc. Notes,
               7.50%, Due 8/15/06                                      111,854
   100,000   Weyerhaeuser Co. Notes, 6.00%, Due 8/1/06                 321,784
                                                                   -----------
             TOTAL CORPORATE NOTES & BONDS
               (COST $3,186,865)                                     3,196,303
                                                                   -----------

             NON-AGENCY MORTGAGE &
               ASSET BACKED SECURITIES                      2.56%
   320,741   Advanta Mortgage Loan Trust Asset-Backed
               Certificates, Series 1998-1, Class A6,
               6.43%, Due 3/25/28                                      325,903
   326,377   Banc of America Funding Corporation
               Mortgage Pass-Through Certificates,
               Series 2003-1, Class A1 6.00%, Due 5/20/33              333,363
    14,955   Bear Stearns Mortgage Securities, Inc.
               Mortgage Variable Rate Pass-Thru
               Certificates, Series 1997-6, Class 1-A,
               6.767%, Due 3/25/31                                      16,045
   120,562   Countrywide Home Loans, Inc. Mortgage
               Pass Thru Certificates, Series 1998-17,
               Class A-1, 6.50%, Due 11/25/13                          121,186
    64,035   CIT RV Trust Asset-Backed Notes, Series
               1996-B, Class A3, 6.65%, Due 12/15/17                    65,352
   244,649   Credit Suisse First Boston Mortgage
               Pass-Through Certificates, Series 2002-HE4,
               Class AF 5.51%, Due 8/25/32                             249,462
    25,185   Residential Accredit Loans, Inc. Mortgage
               Asset-Backed Pass-Thru Certificates,
               Series 1997-QS9, Class A-8, 7.25%, Due 9/25/27           25,179
   250,000   Residential Asset Securities Corporation
               Home Equity Mortgage Asset-Backed
               Pass-Thru Certificates, Series 2002-KS8,
               Class A-2, 3.04%, Due 5/25/23                           251,901
                                                                   -----------
             TOTAL NON-AGENCY MORTGAGE &
               ASSET BACKED SECURITIES
               (COST $1,395,187)                                     1,388,391
                                                                   -----------

             UNITED STATES GOVERNMENT &
               AGENCY ISSUES                               13.68%
             FHLMC Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
   500,000   Series 2676, Class JA, 4.00%, Due 8/15/13                 510,005
   500,000   Series 2663, Class LN, 4.50%, Due 1/15/22                 516,009
   162,894   Series 2366, Class VG, 6.00%, Due 6/15/11                 172,129
    75,000   Series 2497, Class JH, 6.00%,  Due 9/15/32                 77,935
    40,000   Series 2099, Class A, 6.25%, Due 11/15/28                  41,777
    82,522   Series 2335, Class VA, 6.50%, Due 4/15/12                  85,489
    36,000   Series 1643, Class PJ, 6.50%, Due 10/15/23                 39,200
    66,926   Series 1665, Class KZ, 6.50%, Due 1/15/24                  71,160
   200,000   Series 1568, Class D, 6.75%, Due 8/15/23                  213,738
   125,308   Series 1468, Class M, 7.00%, Due 1/15/10                  126,584
   102,450   Series 1595, Class D, 7.00%, Due 10/15/13                 108,810
    44,908   Series 1311, Class K, 7.00%, Due 7/15/22                   46,216
    88,000   Series 1384, Class D, 7.00%, Due 9/15/22                   92,588
   500,000   FHLMC Notes, 3.625%, Due 9/15/08                          506,343
             FNMA Guaranteed Mortgage
             Pass-Thru Certificates:
   397,988   Pool #E01538, 5.00%, Due 12/1/18                          407,640
   455,934   Pool #420173, 5.75%, Due 4/1/30                           468,138
    80,622   Pool #408761, 7.00%, Due 12/1/12                           86,462
    48,257   Pool #512255, 7.50%, Due 9/1/14                            51,811
   239,919   Pool #609554, 7.50%, Due 10/1/16                          257,617
   228,147   FNMA Guaranteed Real Estate Mortgage
               Investment Conduit Inverse Variable Rate
               Pass-Thru Certificates, Series 1993-113,
               Class SB, 9.7489%, Due 7/25/23                          257,557
             FNMA Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
    67,310   Series 2003-35, Class UC, 3.75%, Due 5/25/33               66,356
   230,000   Series 2002-1, Class HC, 6.50%, Due 2/25/22               243,072
    70,000   Series 2002-22, Class G, 6.50%, Due 4/25/32                74,315
   150,106   Series 1992-188, Class PZ, 7.50%, Due 10/25/22            161,620
    99,805   Series 2001-37, Class GA, 8.00%, Due 7/25/16              109,012
   259,229   Series G92-44, Class ZQ, 8.00%, Due 7/25/22               283,325
    38,668   Series 1995-2, Class Z, 8.50%, Due 1/25/25                 42,813
             GNMA Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
    77,000   Series 2002-17, Class B, 6.00%, Due 3/20/32                79,381
   106,920   Series 1999-29, Class PB, 7.25%, Due 7/16/28              111,982
   600,000   Series 1996-10, Class PD, 7.50%, Due 6/20/26              652,217
   169,043   Series 2000-26, Class Z, 7.75%, Due 9/20/30               177,604
 1,142,130   United States Treasury Inflation Index Note,
               3.625%, Due 1/15/08                                   1,270,977
                                                                   -----------
             TOTAL UNITED STATES GOVERNMENT &
               AGENCY ISSUES
               (COST $7,412,004)                                     7,409,882
                                                                   -----------

  SHARES
  ------
             SHORT-TERM INVESTMENTS                         2.38%

             MONEY MARKET MUTUAL FUNDS                2.38%
 1,288,253   SEI Daily Income Trust
               Government Fund--Class B                              1,288,253
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $1,288,253)                                     1,288,253
                                                                   -----------
             TOTAL INVESTMENTS                             99.83%
               (COST $46,297,697)                                   54,090,829
                                                                   -----------
             OTHER ASSETS LESS LIABILITIES            0.17%             91,705
                                                                   -----------
             NET ASSETS                                   100.00%  $54,182,534
                                                                   -----------
                                                                   -----------

 *<F2>   Non-income producing security.
(1)<F3>  Foreign security.
(2)<F4>  Underlying securities are stocks of foreign companies.

                       See notes to financial statements.

OPTIMUM Q TM FUNDS--CAPITAL CONSERVATION FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                              VALUE
---------                                                             -----
             CERTIFICATES OF DEPOSIT                        0.49%
$   95,000   Discover Bank, 4.25%, Due 1/31/05                     $    97,103
   100,000   Southern Financial Bank,
               4.50%, Due 2/27/04                                      100,161
                                                                   -----------
             TOTAL CERTIFICATES OF DEPOSIT
               (COST $196,774)                                         197,264
                                                                   -----------

             CORPORATE NOTES & BONDS                       11.38%
   200,000   Air Products & Chemicals Inc. Notes,
               7.375%, Due 5/1/05                                      213,597
   193,000   Bank of America Corporation Subordinated
               Notes, 7.125%, Due 5/1/06                               213,579
   500,000   The Bear Stearns Companies Inc.
               Medium-Term Floating Rate Notes,
               Series B, 1.42%, Due 6/19/06                            502,119
   350,000   Boeing Capital Corporation Senior
               Notes, 5.65%, Due 5/15/06                               373,898
   300,000   Cox Communications Inc. Notes,
               6.875%, Due 6/15/05                                     319,749
   350,000   Dominion Resources Inc. Senior Notes,
               7.625%, Due 7/15/05                                     378,187
   300,000   General Motors Acceptance Corporation
               Notes, 6.125%, Due 2/1/07                               321,125
   400,000   KeyCorp Subordinated Notes,
               7.25%, Due 6/01/05                                      428,182
   300,000   Lincoln National Corporation Debentures,
               9.125%, Due 10/1/24                                     325,725
   300,000   Masco Corporation Notes, 6.75%, Due 3/15/06               327,081
   250,000   TCI Communications Inc. Senior Notes,
               6.875%, Due 2/15/06                                     271,044
   400,000   Washington Mutual Inc. Notes,
               7.50%, Due 8/15/06                                      447,379
   400,000   Weyerhaeuser Co. Notes, 6.00%, Due 8/1/06                 429,045
                                                                   -----------
             TOTAL CORPORATE NOTES & BONDS
               (COST $4,539,882)                                     4,550,710
                                                                   -----------

             NON-AGENCY MORTGAGE &
               ASSET BACKED SECURITIES                     23.36%
   100,000   ANRC Auto Owner Trust Asset-Backed
               Certificates, Series 2001-A, Class A4,
               4.32%, Due 6/16/08                                      101,877
   100,499   Advanta Mortgage Loan Trust Asset-Backed
               Certificates, Series 1998-1, Class A6,
               6.43%, Due 3/25/28                                      102,116
    70,000   American Express Master Trust Asset-Backed
               Certificates, Series 1994-3, Class A,
               7.85%, Due 8/15/05                                       72,909
   168,000   American Housing Trust Collateralized
               Mortgage Obligation, Series XI, Class 3G,
               8.25%, Due 1/25/22                                      179,608
             Americredit Automobile Receivables
             Trust Asset-Backed Notes:
   341,382   Series 2001-B, Class A4, 5.37%, Due 6/12/08               350,912
   122,994   Series 2000-A, Class A4, 7.29%, Due 12/5/06               124,172
   251,108   Americredit Automobile Receivables Trust
               Floating Rate Asset-Backed Notes, Series
               2002-A, Class A3, 1.2988%, Due 10/12/06                 251,233
 1,091,821   Banc of America Mortgage Securities, Inc.
               Variable Rate Pass-Through Certificates,
               Series 2003-B, Class 2A2, 4.41%, Due 3/25/33          1,128,335
     3,793   CMC Securities Corporation III Collateralized
               Mortgage Obligation, Series 1998-1, Class 2A,
               6.50%, Due 4/25/13                                        3,807
   115,000   CS First Boston Mortgage Securities Corporation
               Mortgage-Backed Pass-Through Certificates,
               Series 2002-26, Class 3A5, 6.26%, Due 10/25/32          120,068
   112,390   Capital One Auto Finance Trust Asset-Backed
               Certificates, Series 2001-A, Class A3,
               4.83%, Due 9/15/05                                      113,134
   225,000   Chase Manhattan Auto Owner Trust Asset-Backed
               Certificates, Series 2001-A, Class A4,
               5.07%, Due 2/15/08                                      231,309
   149,416   CIT RV Trust Asset-Backed Notes, Series
               1996-B, Class A3, 6.65%, Due 12/15/17                   152,488
   150,216   Countrywide Home Loans Mortgage
               Pass-Through Certificates, Series
               1998-17, Class A1, 6.50%, Due 11/25/13                  150,994
             Daimler Chrysler Auto Trust Asset-Backed Notes:
    46,667   Series 2001-C, Class A-3, 4.21%, Due 7/6/05                46,830
    21,646   Series 2000-A, Class A-4, 7.23%, Due 1/6/05                21,682
   710,000   Ford Credit Auto Owner Trust
               Asset-Backed Notes, Series 2002-A,
               Class A-4A, 4.36%, Due 9/15/06                          731,505
 1,000,000   MBNA Credit Card Master Note Trust
               Asset-Backed Certificates, Series
               2002-A13, Class A, 1.23%, Due 5/17/10                 1,003,316
    50,000   MBNA Master Credit Card Trust II
               Asset-Backed Certificates, Series
               2000-A, Class A, 7.35%, Due 7/16/07                      53,036
   126,957   Merrill Lynch Trust Collateralized
               Mortgage Obligation, Series 47,
               Class Z, 8.985%, Due 10/20/20                           136,947
    43,548   National City Auto Receivables Trust
               Asset-Backed Notes, Series 2002-A,
               Class A3, 4.04%, Due 7/15/06                             44,037
   990,000   Onyx Acceptance Owner Trust
               Asset-Backed Notes, Series 2002-C,
               Class A4, 4.07%, Due 4/15/09                          1,022,185
             Residential Asset Securities Corporation
             Home Equity Mortgage Asset-Backed
             Pass-Thru Certificates:
   750,000   Series 2002-KS8, Class A-2, 3.04%, Due 5/25/23            755,704
 1,000,000   Series 2003-KS8, Class AI2, 2.61%, Due 6/25/24          1,003,153
    33,161   Residential Funding Mortgage
               Securities I, Inc. Mortgage Pass-Through
               Certificates, Series 1999-S6, Class A1,
               6.25%, Due 2/25/14                                       33,130
   583,333   Sears Credit Account Master Trust II
               Certificates, Series 1999-1, Class A,
               5.65%, Due 3/17/09                                      597,953
   175,603   Structured Asset Mortgage Investments
               Trust Mortgage Pass-Through Certificates,
               Series 1999-2, Series 3A,
               6.75%, Due 5/25/29                                      179,307
   603,000   WFS Financial Owner Trust Auto
               Receivable Backed Notes, Series 2002-1,
               Class A4A, 4.87%, Due 9/20/09                           629,266
                                                                   -----------
             TOTAL NON-AGENCY MORTGAGE &
               ASSET BACKED SECURITIES
               (COST $9,269,962)                                     9,341,013
                                                                   -----------

             UNITED STATES GOVERNMENT &
               AGENCY ISSUES                               59.50%
   225,000   Federal Home Loan Bank Notes,
               Callable 6/21/04, 5.00%, Due 6/21/07                    228,392
             FHLMC Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
 1,000,000   Series 2676, Class JA, 4.00%, Due 8/15/13               1,020,011
 1,500,000   Series 2550, Class PQ, 4.50%, Due 2/15/17               1,531,407
 1,000,000   Series 2663, Class LN, 4.50%, Due 1/15/22               1,032,018
    36,326   Series 141, Class D, 5.00%, Due 5/15/21                    36,305
   210,277   Series 1624, Class KZ, 6.00%, Due 12/15/08                222,229
    42,596   Series 1611, Class I, 6.00%, Due 2/15/23                   43,340
   285,000   Series 2091, Class PG, 6.00%, Due 11/15/28                301,595
   154,206   Series 1561, Class H, 6.50%, Due 5/15/08                  158,236
   110,293   Series 2346, Class PD, 6.50%, Due 12/15/14                111,366
    48,111   Series 8, Class J, 6.50%, Due 8/25/22                      48,157
   222,101   Series 1643, Class E, 6.50%, Due 5/15/23                  225,522
   103,932   Series 1652, Class PJ, 6.60%, Due 8/15/22                 104,058
   522,497   Series 1595, Class D, 7.00%, Due 10/15/13                 554,931
    10,301   Series 1096, Class E, 7.00%, Due 6/15/21                   10,302
             FHLMC Notes:
 1,000,000   Callable 9/28/04, 2.50%, Due 3/28/06                    1,006,788
   500,000   Callable 2/27/04, 3.25%, Due 2/27/07                      500,638
 1,000,000   3.50%, Due 9/15/07                                      1,021,145
             FHLMC Participation Certificates:
   596,981   Pool #E01538, 5.00%, Due 12/1/18                          611,461
   683,901   Pool #420173, 5.75%, Due 4/1/30                           702,208
   244,979   Pool #C90493, 6.50%, Due 11/1/21                          258,131
   222,869   Pool #E65440, 7.50%, Due 11/1/10                          236,869
    44,969   Pool #E00435, 7.50%, Due 4/1/11                            48,131
    50,139   Pool #G11169, 7.50%, Due 10/1/14                           53,675
   550,911   Pool #609554, 7.50%, Due 10/1/16                          591,549
   138,165   Pool #G30067, 7.50%, Due 3/1/17                           148,820
 1,168,174   Pool #E99748, 8.00%, Due 11/1/15                        1,250,935
   137,226   Pool #A01379, 8.50%, Due 10/1/10                          146,933
   249,282   Pool #A01858, 8.50%, Due 7/1/21                           280,010
    61,954   FHLMC Structured Participation
               Certificates, Series 2289, Class NA,
               11.997%, Due 5/15/20                                     73,093
             FHLMC Variable Rate Participation Certificates:
   108,188   Pool #390260, 3.41%, Due 10/1/30                          108,440
    49,027   Pool #420196, 5.306%, Due 11/1/30                          49,757
             FNMA Guaranteed Mortgage
             Pass-Thru Certificates:
   233,424   Pool # 252442, 6.50%, Due 5/1/19                          245,911
   428,334   Pool #313806, 7.50%, Due 2/1/14                           454,475
   153,610   Pool #512255, 7.50%, Due 9/1/14                           164,923
    26,666   Pool #250806, 8.00%, Due 12/1/11                           28,630
    92,033   Pool #535852, 8.00%, Due 11/1/15                           98,720
   540,395   FNMA Guaranteed Real Estate Mortgage
               Investment Conduit Inverse Variable Rate
               Pass-Thru Certificates, Series 1993-113,
               Class SB, 9.7489%, Due 7/25/23                          610,054
             FNMA Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
   673,099   Series 2003-35, Class UC, 3.75%, Due 5/25/33              663,561
    25,774   Series 1993-209, Class H, 6.00%, Due 3/25/08               26,129
    20,000   Series 1993-154, Class H, 6.00%, Due 8/25/08               21,196
    80,132   Series 2001-51, Class QL, 6.00%, Due 1/25/14               80,495
   507,871   Series 1994-7, Class PG, 6.50%, Due 1/25/09               538,421
   612,800   Series 1993-65, Class GC, 7.00%, Due 2/25/08              617,381
    66,275   Series G92-66, Class KB, 7.00%, Due 12/25/22               71,373
   232,459   Series 1993-250, Class Z, 7.00%, Due 12/25/23             248,439
    95,236   Series 1999-51, Class DB, 7.25%, Due 9/17/29              102,741
    21,147   Series 1991-141, Class PZ, 8.00%, Due 10/25/21             23,202
 1,058,084   Series G92-44, Class ZQ, 8.00%, Due 7/25/22             1,156,438
    54,127   Series 1992-131, Class KB, 8.00%, Due 8/25/22              58,991
    14,651   Series G14, Class L, 8.50%, Due 6/25/21                    15,680
 1,081,475   Series 1990-28, Class X, 9.00%, Due 3/25/20             1,205,918
             FNMA Guaranteed Real Estate
             Mortgage Investment Conduit Variable
             Rate Pass-Thru Certificates:
 1,000,000   Series 2003-47, Class FP, 1.45%, Due 9/25/32              999,681
    33,851   Series 1993-179, Class FO, 4.00%, Due 10/25/23             34,927
   369,969   FNMA Guaranteed Variable Rate
               Mortgage Pass-Thru Certificates, Pool
               #316302, 6.825%, Due 11/1/18                            392,398
 1,000,000   FNMA Note, 2.625%, Due 11/15/06                         1,004,797
             GNMA Guaranteed Pass-Thru Certificates:
    24,550   Pool #365841, 7.00%, Due 9/15/08                           26,264
    23,010   Pool #413575, 7.00%, Due 12/15/10                          24,774
             GNMA Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
   815,493   Series 2003-10, Class YE, 5.00%, Due 1/20/33              811,974
   595,000   Series 2000-9, Class PB, 7.50%, Due 6/16/26               643,811
    68,153   Series 2000-1, Class TK, 7.50%, Due 1/20/30                71,789
   571,065   United States Treasury Inflation Index
               Note, 3.625%, Due 1/15/08                               635,489
                                                                   -----------
             TOTAL UNITED STATES GOVERNMENT
               & AGENCY ISSUES (COST $23,942,032)                   23,795,034
                                                                   -----------

  SHARES
  ------
             SHORT-TERM INVESTMENTS                         5.02%

             MONEY MARKET MUTUAL FUNDS                2.52%
 1,007,644   SEI Daily Income Trust
               Government Fund--Class B                              1,007,644
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             UNITED STATES GOVERNMENT
               AND AGENCY ISSUES                      2.50%
$1,000,000   United States Treasury Bill,
               0.88%, Due 4/29/04                                      997,856
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $2,005,407)                                     2,005,500
                                                                   -----------
             TOTAL INVESTMENTS                             99.75%
               (COST $39,954,057)                                   39,889,521
                                                                   -----------
             OTHER ASSETS LESS LIABILITIES                  0.25%       98,242
                                                                   -----------
             NET ASSETS                                   100.00%  $39,987,763
                                                                   -----------
                                                                   -----------

                       See notes to financial statements.

OPTIMUM Q TM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2004 (UNAUDITED)

                                                                            BALANCED            CAPITAL
                                                      ALL CAP CORE           GROWTH           CONSERVATION
                                                          FUND                FUND                FUND
                                                      ------------          --------          ------------
ASSETS
   Investments in securities at market
     value (identified cost $32,192,956,
     $46,297,697 and $39,954,057,
     respectively)                                    $37,342,267         $54,090,829         $39,889,521
   Receivable for investments sold                        236,393             198,202                  --
   Receivable for capital shares sold                      77,832                  --                  --
   Dividends and interest receivable                       58,802             170,635             245,873
   Other assets                                            20,460              10,506              15,489
                                                      -----------         -----------         -----------
       Total assets                                    37,735,754          54,470,172          40,150,883
                                                      -----------         -----------         -----------

LIABILITIES
   Payable to Adviser                                      33,423              66,760              33,458
   Payable for 12b-1 fees                                   2,758                  --                  --
   Payable for investments purchased                      512,703             152,094                  --
   Payable for capital shares repurchased                      --                  --              73,996
   Accrued expenses and other liabilities                  60,025              68,784              55,666
                                                      -----------         -----------         -----------
       Total liabilities                                  608,909             287,638             163,120
                                                      -----------         -----------         -----------
NET ASSETS                                            $37,126,845         $54,182,534         $39,987,763
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------

NET ASSETS CONSIST OF:
   Paid in capital                                    $31,054,788         $45,648,192         $40,938,450
   Undistributed net investment income                     26,487              64,417                  --
   Accumulated net realized
     gain (loss) on investments                           896,259             676,793            (886,151)
   Net unrealized appreciation (depreciation)
     on investments                                     5,149,311           7,793,132             (64,536)
                                                      -----------         -----------         -----------
       Net assets                                     $37,126,845         $54,182,534         $39,987,763
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------

   Shares outstanding of beneficial interest
     (unlimited shares, $0.01 par value)                                    4,228,415           4,088,246
   Net asset value, redemption price
     and offering price per share                                         $     12.81         $      9.78
                                                                          -----------         -----------
                                                                          -----------         -----------

   MEMORIAL CLASS:
   Net assets                                         $32,370,783
   Shares outstanding of beneficial interest
     (unlimited shares, $0.01 par value)                2,368,716
   Net asset value and redemption
     price per share                                  $     13.67
                                                      -----------
                                                      -----------

   ADVISER CLASS:
   Net assets                                         $ 4,756,062
   Shares outstanding of beneficial interest
     (unlimited shares, $0.01 par value)                  348,491
   Net asset value, redemption price
     and offering price per share                     $     13.65
                                                      -----------
                                                      -----------

                       See notes to financial statements.

OPTIMUM Q TM FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)

                                                                            BALANCED            CAPITAL
                                                      ALL CAP CORE           GROWTH           CONSERVATION
                                                          FUND                FUND                FUND
                                                     -------------          --------          ------------
INVESTMENT INCOME:
   Dividend income (net of foreign
     taxes withheld of $0, $792,
     and $0, respectively)                             $  261,228          $  446,629          $      --
   Interest income                                          2,761             234,589            893,845
                                                       ----------          ----------          ---------
       Total investment income                            263,989             681,218            893,845
                                                       ----------          ----------          ---------

EXPENSES:
   Investment advisory fees                               116,883             182,333             87,392
   Distribution fees - Adviser Class                        3,536                  --                 --
   Shareholder servicing and accounting                    43,706              38,012             44,886
   Administration fees                                     25,558              23,248             20,578
   Professional fees                                       11,354              12,958             12,036
   Federal and state registration fees                     18,758               6,896              6,630
   Custody fees                                             6,436               9,396              9,690
   Trustees' fees and expenses                              3,764               3,972              4,064
   Reports to shareholders                                  2,936               2,722              2,392
   Other                                                    3,469               5,291              5,264
                                                       ----------          ----------          ---------
       Total expenses before
         reimbursements or recoveries                     236,400             284,828            192,932
   Expenses recovered (reimbursed)
     by the Adviser                                       (38,059)                 --             14,623
                                                       ----------          ----------          ---------
   Net expenses                                           198,341             284,828            207,555
                                                       ----------          ----------          ---------
NET INVESTMENT INCOME                                      65,648             396,390            686,290
                                                       ----------          ----------          ---------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments              1,609,246           1,302,723           (533,934)
   Change in unrealized
     appreciation/depreciation
     on investments                                     3,673,895           5,246,631            196,878
                                                       ----------          ----------          ---------
   Net realized and unrealized
     gain (loss) on investments                         5,283,141           6,549,354           (337,056)
                                                       ----------          ----------          ---------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                            $5,348,789          $6,945,744          $ 349,234
                                                       ----------          ----------          ---------
                                                       ----------          ----------          ---------

                       See notes to financial statements.

OPTIMUM Q TM FUNDS--ALL CAP CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             FOR THE PERIOD
                                                                  FOR THE SIX MONTHS     OCTOBER 1, 2002(1)<F5>
                                                                        ENDED                   THROUGH
                                                                   JANUARY 31, 2004          JULY 31, 2003
                                                                  -----------------      ----------------------
                                                                     (UNAUDITED)
OPERATIONS:
   Net investment income                                             $    65,648              $    45,865
   Net realized gain (loss) on investments                             1,609,246                  (19,107)
   Change in unrealized
     appreciation/depreciation on investments                          3,673,895                1,475,416
                                                                     -----------              -----------
       Net increase in net assets
         resulting from operations                                     5,348,789                1,502,174
                                                                     -----------              -----------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
   Net increase in net assets resulting from
     capital share transactions                                        7,496,648               23,524,806
                                                                     -----------              -----------

DISTRIBUTIONS TO MEMORIAL CLASS SHAREHOLDERS:
   From net investment income                                            (69,143)                 (10,291)
   From net capital gains                                               (609,218)                  (9,663)
                                                                     -----------              -----------
                                                                        (678,361)                 (19,954)
                                                                     -----------              -----------

DISTRIBUTIONS TO ADVISER CLASS SHAREHOLDERS:
   From net investment income                                             (5,588)                      --
   From net capital gains                                                (75,002)                      --
                                                                     -----------              -----------
                                                                         (80,590)                      --
                                                                     -----------              -----------
       Total increase in net assets                                   12,086,486               25,007,026

NET ASSETS:
   Beginning of period                                                25,040,359                   33,333
                                                                     -----------              -----------
   End of period (includes undistributed
     net investment income of $26,487
     and $35,571, respectively)                                      $37,126,845              $25,040,359
                                                                     -----------              -----------
                                                                     -----------              -----------

(1)<F5>  Commencement of operations.

                       See notes to financial statements.

OPTIMUM Q TM FUNDS--BALANCED GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             FOR THE PERIOD
                                                                  FOR THE SIX MONTHS     OCTOBER 1, 2002(1)<F6>
                                                                        ENDED                   THROUGH
                                                                   JANUARY 31, 2004          JULY 31, 2003
                                                                   ----------------      ----------------------
                                                                     (UNAUDITED)
OPERATIONS:
   Net investment income                                             $   396,390              $   434,896
   Net realized gain (loss) on investments                             1,302,723                  (84,821)
   Change in unrealized
     appreciation/depreciation on investments                          5,246,631                2,546,501
                                                                     -----------              -----------
       Net increase in net assets
         resulting from operations                                     6,945,744                2,896,576
                                                                     -----------              -----------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
   Net increase in net assets resulting from
     capital share transactions                                        6,921,698               38,709,439
                                                                     -----------              -----------

DISTRIBUTIONS:
   Distributions from net investment income                             (620,085)                (163,041)
   Distributions from net capital gains                                 (538,468)                  (2,662)
                                                                     -----------              -----------
                                                                      (1,158,553)                (165,703)
                                                                     -----------              -----------
       Total increase in net assets                                   12,708,889               41,440,312

NET ASSETS:
   Beginning of period                                                41,473,645                   33,333
                                                                     -----------              -----------
   End of period (includes undistributed
     net investment income of $64,417
     and $288,112, respectively)                                     $54,182,534              $41,473,645
                                                                     -----------              -----------
                                                                     -----------              -----------

(1)<F6>  Commencement of operations.

                       See notes to financial statements.

OPTIMUM Q TM FUNDS--CAPITAL CONSERVATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             FOR THE PERIOD
                                                                  FOR THE SIX MONTHS     OCTOBER 1, 2002(1)<F7>
                                                                        ENDED                   THROUGH
                                                                   JANUARY 31, 2004          JULY 31, 2003
                                                                   ----------------      ---------------------
                                                                     (UNAUDITED)
OPERATIONS:
   Net investment income                                             $   686,290              $   879,399
   Net realized loss on investments                                     (533,934)                (352,217)
   Change in unrealized
     appreciation/depreciation on investments                            196,878                 (261,414)
                                                                     -----------              -----------
       Net increase in net assets
         resulting from operations                                       349,234                  265,768
                                                                     -----------              -----------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
   Net increase (decrease) in net assets
     resulting from capital share transactions                        (5,425,367)              46,330,483
                                                                     -----------              -----------

DISTRIBUTIONS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME                                            (686,290)                (879,399)
                                                                     -----------              -----------
       Total increase (decrease) in net assets                        (5,762,423)              45,716,852

NET ASSETS:
   Beginning of period                                                45,750,186                   33,334
                                                                     -----------              -----------
   End of period                                                     $39,987,763              $45,750,186
                                                                     -----------              -----------
                                                                     -----------              -----------

(1)<F7>  Commencement of operations.

                       See notes to financial statements.

OPTIMUM Q TM FUNDS--ALL CAP CORE FUND
FINANCIAL HIGHLIGHTS

                                                           MEMORIAL CLASS                           ADVISER CLASS
                                                 -----------------------------------     -----------------------------------
                                                   FOR THE          FOR THE PERIOD         FOR THE          FOR THE PERIOD
                                                  SIX MONTHS          OCTOBER 1,          SIX MONTHS         FEBRUARY 12,
                                                    ENDED        2002(1)<F8> THROUGH        ENDED        2003(1)<F8> THROUGH
                                                 JANUARY 31,           JULY 31,          JANUARY 31,           JULY 31,
                                                     2004                2003                2004                2003
                                                 -----------     -------------------     -----------     -------------------
                                                 (UNAUDITED)                             (UNAUDITED)
PER SHARE DATA:
Net asset value,
  beginning of period                          $     11.76         $     10.00          $    11.75          $    10.17
                                               -----------         -----------          ----------          ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.03(2)<F9>         0.03                0.01(2)<F9>         0.00
   Net realized and unrealized
     gain on investments                              2.18                1.75                2.18                1.58
                                               -----------         -----------          ----------          ----------
   Total from investment operations                   2.21                1.78                2.19                1.58
                                               -----------         -----------          ----------          ----------

LESS DISTRIBUTIONS:
   Dividends from net
     investment income                               (0.03)              (0.01)              (0.02)                 --
   Distributions from
     net capital gains                               (0.27)              (0.01)              (0.27)                 --
                                               -----------         -----------          ----------          ----------
   Total dividends and distributions                 (0.30)              (0.02)              (0.29)                 --
                                               -----------         -----------          ----------          ----------
Net asset value, end of period                 $     13.67         $     11.76          $    13.65          $    11.75
                                               -----------         -----------          ----------          ----------
                                               -----------         -----------          ----------          ----------
Total return(3)<F10>                                18.83%              17.75%              18.66%              15.54%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                   $32,370,783         $23,455,374          $4,756,062          $1,584,985
   Ratio of expenses to
     average net assets before
     reimbursement by Adviser(4)<F11>                1.49%               2.18%               1.74%               2.34%
   Ratio of expenses to
     average net assets after
     reimbursement by Adviser(4)<F11>                1.25%               1.33%               1.50%               1.50%
   Ratio of net investment
     income (loss) to
     average net assets before
     reimbursement by Adviser(4)<F11>                0.20%             (0.48)%             (0.05)%             (0.63)%
   Ratio of net investment income
     to average net assets after
     reimbursement by Adviser(4)<F11>                0.44%               0.37%               0.19%               0.21%
   Portfolio turnover rate(5)<F12>(3)<F10>          51.47%             171.64%              51.47%             171.64%

 (1)<F8>   Commencement of operations.
 (2)<F9> Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.
(3)<F10>   Not Annualized.
(4)<F11>   Annualized.
(5)<F12> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

OPTIMUM Q TM FUNDS--BALANCED GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                       FOR THE          FOR THE PERIOD
                                                                      SIX MONTHS          OCTOBER 1,
                                                                        ENDED        2002(1)<F13> THROUGH
                                                                     JANUARY 31,           JULY 31,
                                                                         2004                2003
                                                                     -----------     --------------------
                                                                     (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                                 $     11.36          $     10.00
                                                                     -----------          -----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                    0.09                 0.13
   Net realized and unrealized gain on investments                          1.64                 1.28
                                                                     -----------          -----------
   Total from investment operations                                         1.73                 1.41
                                                                     -----------          -----------

LESS DISTRIBUTIONS:
   Dividends from net investment income                                    (0.15)               (0.05)
   Distributions from net capital gains                                    (0.13)               (0.00)
                                                                     -----------          -----------
   Total dividends and distributions                                       (0.28)               (0.05)
                                                                     -----------          -----------
Net asset value, end of period                                       $     12.81          $     11.36
                                                                     -----------          -----------
                                                                     -----------          -----------
Total return(2)<F14>                                                      15.28%               14.18%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                         $54,182,534          $41,473,645
   Ratio of expenses to average net assets before
     recovery of waived expenses by Adviser(3)<F15>                        1.17%                1.39%
   Ratio of expenses to average net assets after
     recovery of waived expenses by Adviser(3)<F15>                        1.17%                1.47%
   Ratio of net investment income to average net assets
     before recovery of waived expenses by Adviser(3)<F15>                 1.63%                1.88%
   Ratio of net investment income to average net assets
     after recovery of waived expenses by Adviser(3)<F15>                  1.63%                1.80%
   Portfolio turnover rate(2)<F14>                                        30.19%              124.13%

(1)<F13>   Commencement of operations.
(2)<F14>   Not Annualized.
(3)<F15>   Annualized.

                       See notes to financial statements.

OPTIMUM Q TM FUNDS--CAPITAL CONSERVATION FUND
FINANCIAL HIGHLIGHTS

                                                                       FOR THE          FOR THE PERIOD
                                                                      SIX MONTHS          OCTOBER 1,
                                                                        ENDED        2002(1)<F16> THROUGH
                                                                     JANUARY 31,           JULY 31,
                                                                         2004                2003
                                                                     -----------     --------------------
                                                                     (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                                 $      9.86         $     10.00
                                                                     -----------         -----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                    0.16                0.22
   Net realized and unrealized loss on investments                         (0.08)              (0.14)
                                                                     -----------         -----------
   Total from investment operations                                         0.08                0.08
                                                                     -----------         -----------

LESS DISTRIBUTIONS:
   Dividends from net investment income                                    (0.16)              (0.22)
   Distributions from net capital gains                                       --                  --
                                                                     -----------         -----------
   Total dividends and distributions                                       (0.16)              (0.22)
                                                                     -----------         -----------
Net asset value, end of period                                       $      9.78         $      9.86
                                                                     -----------         -----------
                                                                     -----------         -----------
Total return(2)<F17>                                                       0.78%               0.82%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                         $39,987,763         $45,750,186
   Ratio of expenses to average net assets before
     waiver or recovery of waived expenses by Adviser(3)<F18>              0.88%               0.98%
   Ratio of expenses to average net assets after
     waiver or recovery of waived expenses by Adviser(3)<F18>              0.95%               0.95%
   Ratio of net investment income to average net assets
     before waiver or recovery of waived expenses by Adviser(3)<F18>       3.21%               2.96%
   Ratio of net investment income to average net assets
     after waiver or recovery of waived expenses by Adviser(3)<F18>        3.14%               2.99%
   Portfolio turnover rate(2)<F17>                                        19.19%              68.89%

(1)<F16>   Commencement of operations.
(2)<F17>   Not Annualized.
(3)<F18>   Annualized.

                       See notes to financial statements.

OPTIMUM Q TM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
JANUARY 31, 2004 (UNAUDITED)

NOTE 1--DESCRIPTION OF FUND

The Optimum Q TM Funds (the "Trust") was organized as a Delaware Business Trust on June 26, 2002 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end investment management company issuing its shares in a series, each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized are the All Cap Core Fund, the Balanced Growth Fund and the Capital Conservation Fund (collectively referred to as the "Funds"). Pursuant to the 1940 Act, the Funds are each "diversified" series of the Trust. The Funds issued and sold 10,000 shares of their capital stock at $10 per share on August 16, 2002. The Funds commenced operations on October 1, 2002.

On February 12, 2003, the Trust offered a second class of shares of the All Cap Core Fund. At that time the existing class of the All Cap Core Fund was designated the Memorial Class and the new class was designated the Adviser Class.

The primary investment objective of the All Cap Core Fund is long-term growth of capital. The primary investment objective of the Balanced Growth Fund is longterm growth through capital appreciation and current income. The primary investment objective of the Capital Conservation Fund is to preserve the value of the Fund's assets and produce income.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

   (a) Investment Valuation--Investment securities traded on a national securities exchange are valued at their market value determined by their last price in the principal market in which these securities are normally traded except those traded on the NASDAQ NMS and Small Cap exchanges unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflects their fair value.

   (b) Income Recognition--Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

   (c) Securities Transactions--Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

   (d) Distributions to Shareholders--The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually for the All Cap Core Fund and the Balanced Growth Fund. The Capital Conservation Fund declares dividends daily and distributes dividends on a quarterly basis. Distributions of net realized capital gains, if any, will be declared and distributed at least annually for the All Cap Core Fund, Balanced Growth Fund, and the Capital Conservation Fund. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

   The tax components of the dividends paid during the six months ended January 31, 2004 are as follows:

                                         ORDINARY           LONG-TERM
                                          INCOME          CAPITAL GAINS
                                        DIVIDENDS         DISTRIBUTIONS
                                        ---------         -------------
   All Cap Core Fund                    $  758,951            $   --
   Balanced Growth Fund                  1,158,553                --
   Capital Conservation Fund               686,290                --

   The tax components of the dividends paid during the fiscal year ended July 31, 2003 are as follows:

                                           ORDINARY         LONG-TERM
                                            INCOME        CAPITAL GAINS
                                           DIVIDENDS      DISTRIBUTIONS
                                           ---------      -------------
   All Cap Core Fund--Memorial Class       $ 19,954           $   --
   All Cap Core Fund--Adviser Class              --               --
   Balanced Growth Fund                     165,703               --
   Capital Conservation Fund                879,399               --

   (e) Federal Income Taxes--The Funds intend to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds' taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   (f) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (g) Expenses--The Funds are charged for those expenses that are directly attributable to each portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Expenses that are not attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

NOTE 3--CAPITAL SHARE TRANSACTIONS

At January 31, 2004, there were unlimited shares authorized with a par value of $0.01.

Transactions in shares of the Funds were as follows:

ALL CAP CORE FUND--MEMORIAL CLASS

                                                                         FOR THE PERIOD
                                                                     OCTOBER 1, 2002(1)<F19>
                                        SIX MONTHS ENDED                     THROUGH
                                        JANUARY 31, 2004                  JULY 31, 2003
                                     ---------------------           -----------------------
                                     SHARES         AMOUNT            SHARES         AMOUNT
                                     ------         ------            ------         ------
   Sales                              385,040     $ 4,865,973       2,107,938     $23,239,337
   Reinvestments                       50,724         677,158           1,888          19,940
   Redemptions                        (61,956)       (817,890)       (118,251)     (1,278,305)
                                    ---------     -----------       ---------     -----------
   Net Increase                       373,808     $ 4,725,241       1,991,575     $21,980,972
                                    ---------     -----------       ---------     -----------
   SHARES OUTSTANDING
       Beginning of Period          1,994,908                           3,333
                                    ---------                       ---------
       End of Period                2,368,716                       1,994,908
                                    ---------                       ---------
                                    ---------                       ---------

ALL CAP CORE FUND--ADVISER CLASS

                                                                         FOR THE PERIOD
                                                                     OCTOBER 1, 2002(1)<F19>
                                        SIX MONTHS ENDED                     THROUGH
                                        JANUARY 31, 2004                  JULY 31, 2003
                                     ---------------------           -----------------------
                                     SHARES         AMOUNT            SHARES         AMOUNT
                                     ------         ------            ------         ------
   Sales                              237,635     $ 3,078,863         142,421     $ 1,631,057
   Reinvestments                        6,030          80,376              --              --
   Redemptions                        (30,089)       (387,832)         (7,506)        (87,223)
                                    ---------     -----------       ---------     -----------
   Net Increase                       213,576     $ 2,771,407         134,915     $ 1,543,834
                                    ---------     -----------       ---------     -----------
   SHARES OUTSTANDING
       Beginning of Period            134,915                              --
                                    ---------                       ---------
       End of Period                  348,491                         134,915
                                    ---------                       ---------
                                    ---------                       ---------
   TOTAL NET INCREASE                             $ 7,496,648                     $23,524,806
                                                  -----------                     -----------
                                                  -----------                     -----------

BALANCED GROWTH FUND

                                                                         FOR THE PERIOD
                                                                     OCTOBER 1, 2002(1)<F19>
                                        SIX MONTHS ENDED                     THROUGH
                                        JANUARY 31, 2004                  JULY 31, 2003
                                     ---------------------           -----------------------
                                     SHARES         AMOUNT            SHARES         AMOUNT
                                     ------         ------            ------         ------
   Sales                              615,225     $ 7,394,533       3,825,656     $40,629,541
   Reinvestments                       92,162       1,157,452          15,990         165,650
   Redemptions                       (130,789)     (1,630,287)       (193,162)     (2,085,752)
                                    ---------     -----------       ---------     -----------
   Net Increase                       576,598     $ 6,921,698       3,648,484     $38,709,439
                                    ---------     -----------       ---------     -----------
                                                  -----------                     -----------
   SHARES OUTSTANDING
       Beginning of Period          3,651,817                           3,333
                                    ---------                       ---------
       End of Period                4,228,415                       3,651,817
                                    ---------                       ---------
                                    ---------                       ---------

CAPITAL CONSERVATION FUND

                                                                         FOR THE PERIOD
                                                                     OCTOBER 1, 2002(1)<F19>
                                        SIX MONTHS ENDED                     THROUGH
                                        JANUARY 31, 2004                  JULY 31, 2003
                                     ---------------------           -----------------------
                                     SHARES         AMOUNT            SHARES         AMOUNT
                                     ------         ------            ------         ------
   Sales                              140,760     $ 1,380,687       5,000,684     $49,954,883
   Reinvestments                       70,075         686,893          87,926         877,428
   Redemptions                       (763,774)     (7,492,947)       (450,759)     (4,501,828)
                                    ---------     -----------       ---------     -----------
   Net Increase (Decrease)           (552,939)    $(5,425,367)      4,637,851     $46,330,483
                                    ---------     -----------       ---------     -----------
                                                  -----------                     -----------
   SHARES OUTSTANDING
       Beginning of Period          4,641,185                           3,334
                                    ---------                       ---------
       End of Period                4,088,246                       4,641,185
                                    ---------                       ---------
                                    ---------                       ---------

(1)<F19>  Commencement of operations.

NOTE 4--INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments for the six months ended January 31, 2004 were as follows:

                                    PURCHASES                         SALES
                           --------------------------       --------------------------
                           U.S. GOVERNMENT      OTHER       U.S. GOVERNMENT      OTHER
                           ---------------      -----       ---------------      -----
All Cap Core Fund            $   434,992     $21,856,108      $       --      $15,445,574
Balanced Growth
  Fund                         4,899,641      19,033,537         638,215       13,199,225
Capital Conservation
  Fund                        15,426,139       6,146,664       5,467,754        2,048,806

At July 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                      BALANCED       CAPITAL
                                     ALL CAP CORE      GROWTH      CONSERVATION
                                         FUND           FUND           FUND
                                     ------------     --------     ------------
Cost of Investments                  $24,092,075    $39,008,422    $46,143,635
                                     -----------    -----------    -----------
                                     -----------    -----------    -----------
Gross unrealized appreciation        $ 1,797,892    $ 2,912,833    $    64,450
Gross unrealized depreciation           (327,412)      (371,249)      (325,864)
                                     -----------    -----------    -----------
Net unrealized
  appreciation/(depreciation)        $ 1,470,480    $ 2,541,584    $  (261,414)
                                     -----------    -----------    -----------
                                     -----------    -----------    -----------
Undistributed ordinary income             35,571        294,370             --
Undistributed long-term capital gain          --             --             --
                                     -----------    -----------    -----------
Total distributable earnings         $    35,571    $   294,370    $        --
                                     -----------    -----------    -----------
                                     -----------    -----------    -----------
Other accumulated losses             $   (23,831)   $   (88,803)   $  (352,217)
                                     -----------    -----------    -----------
Total accumulated earnings/(losses)  $ 1,482,220    $ 2,747,151    $  (613,631)
                                     -----------    -----------    -----------
                                     -----------    -----------    -----------

At July 31, 2003 the All Cap Core Fund, Balanced Growth Fund and Capital Conservation Funds realized, on a tax basis, post-October losses of $23,831, $82,545 and $352,783, respectively, which are not recognized for tax purposes until the first day of the following fiscal year.

NOTE 5--INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the "Agreement") with Harris Bretall Sullivan & Smith, LLC acting through its autonomous operating division, MDT Advisers (the "Adviser"), with whom certain officers and Trustees of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 0.75% of the average daily net assets of the All Cap Core Fund and Balanced Growth Fund and 0.40% of the average daily assets of the Capital Conservation Fund.

The Adviser has agreed to defer receipt of all or part of its advisory fee and/or absorb the Funds' other expenses, including organization expenses, to the extent necessary to ensure that the operating expenses of the All Cap Core Fund- -Adviser Class and Balanced Growth Fund do not exceed 1.50% of their respective average daily net assets and that the operating expenses of the Capital Conservation Fund do not exceed 0.95% of its average daily net assets through November 30, 2004.

From Inception through February 11, 2003, the Adviser had agreed to cap the expenses of the All Cap Core Fund so that the Fund's expenses did not exceed 1.50% of the Fund's average daily net assets. Beginning February 12, 2003 and continuing through November 30, 2004, the Adviser has agreed to defer receipt of all or part of its advisory fee and/or reimburse the All Cap Core Fund--Memorial Class so that the expenses do not exceed 1.25% of the class' average daily net assets.

To the extent that the Adviser has deferred or absorbed expenses, it may seek payment of such deferred fees or reimbursement of such absorbed expenses for three years after the year in which fees were deferred or expenses were absorbed. The Funds will make no such payment or reimbursement, however, if the total annual Fund operating expenses exceed 1.50% for the All Cap Core--Adviser Class, and Balanced Growth Funds, exceed 1.25% for the All Cap Core Fund-- Memorial Class or exceed 0.95% for the Capital Conservation Fund.

Each of the Funds incurred $18,756 in connection with the organization of the Trust and initial public offering of the shares. These expenses were advanced by the Adviser, and the Adviser has agreed to reimburse the Funds for these expenses, subject to potential recovery. During the fiscal year ended July 31, 2003, the Balanced Growth Fund reimbursed $18,756 that the Adviser had advanced for organizational expenses. During the six months ended January 31, 2004, the Capital Conservation reimbursed $14,623 that the Adviser had advanced for organizational expenses. The All Cap Core Fund has not reimbursed the Adviser for any of the organizational expenses during the six months ended January 31, 2004.

Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                                        CAPITAL
                                  ALL CAP CORE        CONSERVATION
     YEAR OF EXPIRATION               FUND                FUND
     ------------------           ------------        ------------
     July 31, 2006                  $124,758            $27,471

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

NOTE 6--DISTRIBUTION PLAN

The Trust, on behalf of the All Cap Core Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 plan"), which provides that the Adviser Class of the All Cap Core Fund may pay distribution fees of up to 0.25% of the class' average daily net assets to Quasar Distributors, LLC (the "Distributor"), an affiliate of U.S. Bancorp Fund Services, LLC. Payments under the 12b-1 plan shall be used to reimburse the Distributor for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of the Adviser Class Shares. For the six months ended January 31, 2004, the All Cap Core Fund incurred $3,536 in fees pursuant to the 12b-1 plan.

(OPTIMUM Q FUNDS LOGO)

INVESTMENT ADVISER
MDT Advisers,
a division of Harris
Bretall Sullivan &
  Smith, LLC
125 CambridgePark Drive
Cambridge, MA 02140

INDEPENDENT AUDITORS
Ernst & Young LLP
875 E. Wisconsin Avenue
Milwaukee, WI 53202

LEGAL COUNSEL
Paul, Hastings, Janofsky &
  Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
U.S. Bancorp Fund
  Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

This report has been prepared for the information of shareholders of the Optimum Q TM Funds and is not authorized for distribution to prospective shareholders unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objectives, policies, management, records and other information.

The prospectus should be read carefully before investing and can be obtained by calling 1-86-OPTIMUM-Q (1-866-784-6867) or at www.optimumqfunds.com.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant's independent trustees serve as its nominating committee, however they do not make use of a nominating committee charter.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   Optimum Q Funds
                   --------------------------------------------------------

     By (Signature and Title) /s/ R. Schorr Berman
                              ---------------------------------------------
                               R. Schorr Berman, President

     Date         4/6/04
            ---------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/ R. Schorr Berman
                               --------------------------------------------
                                   R. Schorr Berman, President

     Date      4/6/04
           ----------------------------------------------------------------

     By (Signature and Title)  /s/ John Duane
                               --------------------------------------------
                               John Duane, Treasurer

     Date      4/6/04
           ----------------------------------------------------------------